Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Net book value POS devices	R$ 2,127,236	R$ 2,212,692
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation	R$ 685,685	640,798	R$ 448,385
Contractual obligations to acquire POS Devices	366,172	860,321
Current lease liabilities	14,777	18,704
Non-current lease liabilities	81,087	39,867
Interest expense on lease liabilities	R$ 16,972	R$ 18,179	R$ 15,148